Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 61.3%
Large-Cap 49.8%
Schwab Fundamental U.S. Large Company Index Fund	$125,143,200	$3,555,542	($3,998,486 )	$1,345,399	$2,456,190	$128,501,845	4,432,627	$2,165,060
Schwab S&P 500 Index Fund	253,374,917	3,837,845	(10,057,426)	5,497,112	6,956,999	259,609,447	2,798,119	3,130,691
Schwab U.S. Large-Cap Growth Index Fund	83,392,750	1,414,068	(6,919,793)	1,034,444	6,332,116	85,253,585	703,529	456,122
						473,364,877
Small-Cap 11.5%
Schwab Fundamental U.S. Small Company Index Fund	31,533,639	1,596,163	(1,709,948)	292,522	777,006	32,489,382	1,781,216	514,576
Schwab Small-Cap Index Fund	74,583,593	4,472,642	(4,904,797)	1,282,167	1,271,589	76,705,194	2,092,911	1,168,562
						109,194,576
						582,559,453

International Stocks 33.2%
Developed Markets 28.2%
Schwab Fundamental International Equity Index Fund	66,062,818	4,995,572	(1,686,676)	(130,145)	(1,903,684)	67,337,885	6,252,357	2,314,320
Schwab Fundamental International Small Equity Index Fund	46,650,235	3,573,470	(919,793)	(73,446)	(1,898,475)	47,331,991	3,732,807	2,110,650
Schwab International Index Fund	149,960,649	11,787,754	(6,663,036)	(303,695)	(1,903,047)	152,878,625	6,442,420	4,797,536
						267,548,501
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Equity Index Fund	46,448,230	6,277,128	(2,432,020)	(140,242)	(2,487,218)	47,665,878	5,119,858	2,141,901
						315,214,379

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	45,948,644	3,976,588	—	—	(2,281,069)	47,644,163	2,245,248	497,949
Total Affiliated Underlying Funds (Cost $494,776,052)	$923,098,675	$45,486,772	($39,291,975 )	$8,804,116	$7,320,407	$945,417,995		$19,297,367
Total Investments in Securities (Cost $494,776,052)						$945,417,995

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 51.9%
Large-Cap 43.2%
Schwab Fundamental U.S. Large Company Index Fund	$116,005,515	$3,198,996	($6,727,252 )	$1,843,547	$1,675,886	$115,996,692	4,001,266	$1,987,658
Schwab S&P 500 Index Fund	231,954,455	2,832,511	(14,294,926)	10,136,065	1,276,852	231,904,957	2,499,515	2,832,511
Schwab U.S. Large-Cap Growth Index Fund	70,539,765	382,111	(6,548,057)	1,041,656	5,163,792	70,579,267	582,433	382,111
						418,480,916
Small-Cap 8.7%
Schwab Fundamental U.S. Small Company Index Fund	25,095,679	1,244,341	(2,136,338)	326,368	540,069	25,070,119	1,374,458	405,585
Schwab Small-Cap Index Fund	58,649,840	3,451,201	(5,163,707)	1,772,409	274,274	58,984,017	1,609,387	910,013
						84,054,136
						502,535,052

International Stocks 24.0%
Developed Markets 20.7%
Schwab Fundamental International Equity Index Fund	50,599,951	4,275,191	(3,056,014)	(154,187)	(1,421,071)	50,243,870	4,665,169	1,755,490
Schwab Fundamental International Small Equity Index Fund	32,400,882	2,145,009	(840,496)	(64,887)	(1,294,513)	32,345,995	2,550,946	1,451,878
Schwab International Index Fund	118,044,327	8,881,429	(7,789,968)	(214,699)	(1,490,472)	117,430,617	4,948,614	3,725,350
						200,020,482
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Equity Index Fund	32,259,633	3,754,449	(1,887,864)	(98,615)	(1,721,847)	32,305,756	3,470,006	1,473,293
						232,326,238

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	38,302,734	3,033,677	(624,726)	(30,729)	(1,889,968)	38,790,988	1,828,039	415,088

Fixed Income 16.2%
Intermediate-Term Bond 16.2%
Schwab U.S. Aggregate Bond Index Fund	155,590,807	9,054,171	(6,265,342)	(1,114,337)	(716,107)	156,549,192	17,809,919	1,570,552

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$32,979,235	$373,322	$—	$—	$—	$33,352,557	33,352,557	$377,224
Total Affiliated Underlying Funds (Cost $570,064,951)	$962,422,823	$42,626,408	($55,334,690 )	$13,442,591	$396,895	$963,554,027		$17,286,753
Total Investments in Securities (Cost $570,064,951)						$963,554,027

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 38.8%
Large-Cap 32.8%
Schwab Fundamental U.S. Large Company Index Fund	$53,010,234	$2,051,421	($3,715,491 )	$983,512	$658,213	$52,987,889	1,827,799	$904,181
Schwab S&P 500 Index Fund	108,939,570	1,919,339	(7,599,512)	5,026,578	363,519	108,649,494	1,171,044	1,327,071
Schwab U.S. Large-Cap Growth Index Fund	32,381,765	469,616	(3,376,862)	517,819	2,343,744	32,336,082	266,843	174,618
						193,973,465
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	10,544,289	580,946	(726,186)	261,527	107,239	10,767,815	590,341	169,653
Schwab Small-Cap Index Fund	24,839,236	1,582,260	(2,750,653)	1,110,612	(213,649)	24,567,806	670,336	380,029
						35,335,621
						229,309,086

International Stocks 17.9%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund	23,122,480	1,399,854	(866,419)	(38,280)	(658,516)	22,959,119	2,131,766	798,655
Schwab Fundamental International Small Equity Index Fund	14,920,953	1,156,589	(666,196)	(40,300)	(592,532)	14,778,514	1,165,498	661,087
Schwab International Index Fund	53,957,507	3,865,080	(3,513,918)	(92,016)	(672,515)	53,544,138	2,256,390	1,699,728
						91,281,771
Emerging Markets 2.4%
Schwab Fundamental Emerging Markets Equity Index Fund	14,566,513	1,570,312	(815,584)	(48,207)	(774,165)	14,498,869	1,557,344	670,881
						105,780,640

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	17,314,416	1,219,977	—	—	(859,215)	17,675,178	832,949	187,638

Fixed Income 36.3%
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond Index Fund	207,211,734	10,419,223	(7,061,393)	(1,021,433)	(1,388,215)	208,159,916	23,681,447	2,094,449
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	5,923,086	62,138	—	—	(12,400)	5,972,824	625,427	61,443
						214,132,740

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$20,711,686	$234,454	$—	$—	$—	$20,946,140	20,946,140	$236,905
Total Affiliated Underlying Funds (Cost $413,626,369)	$587,443,469	$26,531,209	($31,092,214 )	$6,659,812	($1,698,492 )	$587,843,784		$9,366,338
Total Investments in Securities (Cost $413,626,369)						$587,843,784

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 21.8%
Schwab Fundamental U.S. Large Company Index Fund	$12,190,850	$426,928	($1,074,371 )	$328,393	$53,574	$11,925,374	411,362	$205,218
Schwab S&P 500 Index Fund	26,407,511	317,481	(2,255,858)	1,715,257	(410,100)	25,774,291	277,800	317,481
Schwab U.S. Large-Cap Growth Index Fund	6,092,785	32,428	(729,608)	124,410	411,988	5,932,003	48,952	32,428
						43,631,668
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund	2,476,228	137,631	(256,220)	77,514	14,561	2,449,714	134,304	38,503
Schwab Small-Cap Index Fund	5,618,057	372,341	(663,949)	299,158	(97,119)	5,528,488	150,846	86,252
						7,978,202
						51,609,870

International Stocks 11.9%
Developed Markets 10.3%
Schwab Fundamental International Equity Index Fund	5,317,383	352,135	(340,020)	(14,617)	(148,189)	5,166,692	479,730	181,262
Schwab Fundamental International Small Equity Index Fund	3,415,238	318,360	(252,672)	(10,443)	(135,557)	3,334,926	263,007	150,335
Schwab International Index Fund	12,415,697	806,862	(994,997)	(17,314)	(153,269)	12,056,979	508,090	382,916
						20,558,597
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Equity Index Fund	3,380,089	269,882	(186,072)	(11,043)	(177,411)	3,275,445	351,820	151,650
						23,834,042

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,036,145	272,761	(193,563)	14,906	(207,117)	3,923,132	184,879	42,743

Fixed Income 56.3%
Intermediate-Term Bond 55.3%
Schwab U.S. Aggregate Bond Index Fund	112,414,593	4,388,269	(5,093,692)	(720,588)	(554,739)	110,433,843	12,563,577	1,123,692
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	2,087,569	21,523	(105,219)	(7,397)	2,806	1,999,282	209,349	21,290
						112,433,125

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.7%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$7,201,537	$81,520	$—	$—	$—	$7,283,057	7,283,057	$82,374
Total Affiliated Underlying Funds (Cost $163,262,722)	$203,053,682	$7,798,121	($12,146,241 )	$1,778,236	($1,400,572 )	$199,083,226		$2,816,144
Total Investments in Securities (Cost $163,262,722)						$199,083,226

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG87630JAN25